Labor and social obligations (Tables)	12 Months Ended
Dec. 31, 2018
Arco Plan [member]
Statement [LineItems]
Summary of Assumptions Used to Determine the Fair Value of the Share Options

he following table list the inputs to the model used for the Arco plan:

Dividend yield (%)	2.41
Expected volatility (%)	186.61
Risk-free interest rate (%)	8.01
Expected life of share options (years)	6.00
Weighted average share price (R$)	12.67
Model used	Black & Scholes

International school plan [member]
Statement [LineItems]
Summary of Assumptions Used to Determine the Fair Value of the Share Options

The following table details the assumptions used to determine the fair value of the share options under the International School share option plans:

Date of grant	08/04/2017
Dividend yield (%)	0.00%
Expected volatility (%)	380.36%
Risk-free interest rate (%)	8.62%
Expected life of share options (years)	2.74
Weighted average share price (reais) on the grant date	10.65
Model used	Black & Scholes

Summary of Number and Movements of Share Options

The following table illustrates the number and movements of share options during 2017:

Number of share options
Outstanding at January 1, 2017	—
Granted	294,735
Forfeited	(141,473)
Exercised	—
Expired	—

Outstanding at December 31, 2017	153,262